Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 1,080,000	Fees	CANADA	MANITOBA	Provincial Government of Manitoba	Manitoba
#: 2
	1,130,000	Taxes	CANADA	MANITOBA	Provincial Government of Manitoba	Manitoba
#: 3
	1,970,000	Taxes	CANADA	MANITOBA	Town of Snow Lake	Manitoba
#: 4
	3,050,000	Taxes	CANADA	MANITOBA	City of Flin Flon	Manitoba
#: 5
	980,000	Taxes	CANADA	SASKATCHEWAN	Town of Crieghton	Manitoba
#: 6
	860,000	Taxes	CANADA	BRITISH COLUMBIA	Provincial Government of British Columbia	British Columbia
#: 7
	390,000	Fees	CANADA	BRITISH COLUMBIA	Provincial Government of British Columbia	British Columbia
#: 8
	440,000	Taxes	CANADA	BRITISH COLUMBIA	Town of Princeton	British Columbia
#: 9
	220,000	Fees	CANADA	BRITISH COLUMBIA	Lower Similkameen Indian Band	British Columbia
#: 10
	220,000	Fees	CANADA	BRITISH COLUMBIA	Upper Similkameen Indian Band	British Columbia
#: 11
	106,770,000	Taxes	PERU		Government of Peru	Constancia
#: 12
	23,880,000	Royalties	PERU		Government of Peru	Constancia
#: 13
	2,180,000	Fees	PERU		Government of Peru	Constancia
#: 14
	230,000	Infrastructure	PERU		Government of Peru	Constancia
#: 15
	1,280,000	Infrastructure	PERU		Municipal District of Velille	Constancia
#: 16
	2,030,000	Infrastructure	PERU		Municipal District of Livitaca	Constancia
#: 17
	640,000	Infrastructure	PERU		Municipal District of Colequemarca	Constancia
#: 18
	90,000	Infrastructure	PERU		Municipal District of Chamaca	Constancia
#: 19
	520,000	Infrastructure	PERU		Municipal District of Llusco	Constancia
#: 20
	180,000	Infrastructure	PERU		Municipal District of Coporaque	Constancia
#: 21
	570,000	Infrastructure	PERU		Municipal District of Capacmarca	Constancia
#: 22
	110,000	Infrastructure	PERU		Municipal District of Condoroma	Constancia
#: 23
	210,000	Infrastructure	PERU		Municipal District of Santo Tomas	Constancia
#: 24
	5,310,000	Infrastructure	PERU		Cusco Regional Government	Constancia
#: 25
	120,000	Taxes	UNITED STATES		Pima County Treasurer	Copper World
#: 26
	770,000	Fees	UNITED STATES		Governement of the United States of America	Copper World
#: 27
	$ 690,000	Fees	UNITED STATES		Arizona State Government	Copper World